SCHEDULE III - Real Estate and Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012		Jan. 31, 2012 Long Point Property		Jan. 31, 2012 Whitehall Development Charlotte NC		Jan. 31, 2012 Crosstown Development Tampa FL		Jan. 31, 2012 Circle Alexander Property		Jan. 31, 2012 Aura Castle Hills Property		Jan. 31, 2012 Aura Grand Corners Property		Jan. 31, 2012 Gwinnett Center		Dec. 31, 2012 Real Estate	Dec. 31, 2011 Real Estate	Jan. 31, 2012 Land and Land Improvements	Jan. 31, 2012 Land and Land Improvements Long Point Property		Jan. 31, 2012 Land and Land Improvements Whitehall Development Charlotte NC		Jan. 31, 2012 Land and Land Improvements Gwinnett Center	Jan. 31, 2012 Building and Building Improvements	Jan. 31, 2012 Building and Building Improvements Long Point Property		Jan. 31, 2012 Building and Building Improvements Whitehall Development Charlotte NC		Jan. 31, 2012 Building and Building Improvements Gwinnett Center	Jan. 31, 2012 Tenant Improvements	Jan. 31, 2012 Tenant Improvements Gwinnett Center	Jan. 31, 2012 Construction in Progress	Jan. 31, 2012 Construction in Progress Long Point Property		Jan. 31, 2012 Construction in Progress Whitehall Development Charlotte NC		Jan. 31, 2012 Construction in Progress Crosstown Development Tampa FL		Jan. 31, 2012 Construction in Progress Circle Alexander Property		Jan. 31, 2012 Construction in Progress Aura Castle Hills Property		Jan. 31, 2012 Construction in Progress Aura Grand Corners Property		Jan. 31, 2012 Construction in Progress Gwinnett Center
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			$ 44,480		$ 21,244	[1]	$ 12,150	[1]	$ 3,355	[1]			$ 1	[1]	$ 1	[1]	$ 7,729
Land & Land Improvements			23,726	[2]	3,543	[1],[2]	2,887	[1],[2]	4,372	[1],[2]	2,435	[1],[2]	4,470	[1],[2]	2,999	[1],[2]	3,020	[2]
Buildings & Building Improvements			7,930														7,930
Tenant Improvements			220														220
Costs Capitalized Subsequent to Acquisition																					3,623	2,604	[1]	1,005	[1]	14	26,573	20,856	[1]	5,651	[1]	66	294	294	30,713	8	[1]	12,618	[1]	12,177	[1]	1,665	[1]	2,549	[1]	1,686	[1]	10
Land & Land Improvements			27,349	[3]	6,147	[1],[3]	3,892	[1],[3]	4,372	[1],[3]	2,435	[1],[3]	4,470	[1],[3]	2,999	[1],[3]	3,034	[3]
Buildings & Building Improvements			34,503	[3]	20,856	[1],[3]	5,651	[1],[3]									7,996	[3]
Construction in Process			30,713	[3]	8	[1],[3]	12,618	[1],[3]	12,177	[1],[3]	1,665	[1],[3]	2,549	[1],[3]	1,686	[1],[3]	10	[3]
Tenant Improvements			514	[3]													514	[3]
Total	93,079	20,127	93,079	[3]	27,011	[1],[3]	22,161	[1],[3]	16,549	[1],[3]	4,100	[1],[3]	7,019	[1],[3]	4,685	[1],[3]	11,554	[3]
Accumulated Depreciation	(646)	(48)	(646)		(277)	[1]											(369)
Date of Construction					2012	[1]
Date Acquired					May 20, 2011	[1]	Feb. 24, 2012	[1]	Mar. 27, 2012	[1]	Nov. 27, 2012	[1]	Nov. 30, 2012	[1]	Dec. 20, 2012	[1]	Oct. 17, 2011
Gross carrying value, Beginning Balance	20,127		93,079	[3]
2011 Acquisitions	72,952	20,127
Gross carrying value, Ending Balance	93,079	20,127	93,079	[3]	27,011	[1],[3]	22,161	[1],[3]	16,549	[1],[3]	4,100	[1],[3]	7,019	[1],[3]	4,685	[1],[3]	11,554	[3]
Accumulated depreciation, Beginning Balance	(48)		(646)
2011 Depreciation	500	0																	(598)	(48)
Accumulated depreciation, Ending Balance	$ (646)	$ (48)	$ (646)		$ (277)	[1]											$ (369)

[1]	These properties are owned through separate joint venture agreements. As these entities are consolidated, the amounts presented include 100% of the costs of the venture.
[2]	Land and land improvements, initial cost, include the purchase price of land under development which is included as a component of construction in process in the consolidated balance sheets.
[3]	The aggregate cost for federal income tax purposes is approximately $96.6 million.